Note 9 - Grant Revenue	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Government Grants and Contracts [Text Block]
9.	Grant Revenue

During 2022 we received payments from government entities under our grants from the National Institute of Allergy and Infectious Diseases (NIAID) and from the U.S. Department of Defense in support of our vaccine research and development efforts. We record revenue associated with government grants as the reimbursable costs are incurred. Total revenues recorded for these grants during 2022 was $81,526. No grant payments were received in 2023. All funds available under these grants for our direct use have been utilized.